Definite-Lived Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Definite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 544,666	$ 537,367